ALLEGIANT FUNDS

                                    BOND FUND
                            GOVERNMENT MORTGAGE FUND
                             INTERMEDIATE BOND FUND
                           LIMITED MATURITY BOND FUND
                           TOTAL RETURN ADVANTAGE FUND
                              ULTRA SHORT BOND FUND

                                 A and C Shares

   Supplement dated September 6, 2007 to the Prospectus dated October 1, 2006, as previously supplemented.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "TAXABLE FIXED INCOME MANAGEMENT TEAM" FOUND ON PAGE 27 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Brian L. Stine, CFA                        Mr. Stine is primarily responsible for fixed income security and portfolio
Senior Portfolio Manager                   research.
Years with the Adviser:  2
Industry experience: 26 years              Prior to joining the Adviser in 2004, Mr. Stine was a senior portfolio manager with Smith Graham & Company.  Mr. Stine had been with Smith Graham
                                           & Company since 1993.

------------------------------------------ ----------------------------------------------------------------------------

Matthew Downing is no longer a member of the Taxable Fixed Income Management Team. The information for Matthew Downing is deleted.







          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                    BOND FUND
                            GOVERNMENT MORTGAGE FUND
                             INTERMEDIATE BOND FUND
                           LIMITED MATURITY BOND FUND
                           TOTAL RETURN ADVANTAGE FUND
                              ULTRA SHORT BOND FUND

                                    I Shares

 Supplement dated September 6, 2007 to the Prospectus dated October 1, 2006, as previously supplemented.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "TAXABLE FIXED INCOME MANAGEMENT TEAM" FOUND ON PAGE 21 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Brian L. Stine, CFA                        Mr. Stine is primarily responsible for fixed income security and portfolio
Senior Portfolio Manager                   research.
Years with the Adviser:  2
Industry experience: 26 years              Prior to joining the Adviser in 2004, Mr. Stine was a senior portfolio manager with Smith Graham & Company.  Mr. Stine had been with Smith Graham
                                           & Company since 1993.

------------------------------------------ ----------------------------------------------------------------------------

Matthew Downing is no longer a member of the Taxable Fixed Income Management Team. The information for Matthew Downing is deleted.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                    BOND FUND
                            GOVERNMENT MORTGAGE FUND
                             INTERMEDIATE BOND FUND
                           LIMITED MATURITY BOND FUND
                           TOTAL RETURN ADVANTAGE FUND
                              ULTRA SHORT BOND FUND

                                    B Shares

 Supplement dated September 6, 2007 to the Prospectus dated October 1, 2006, as previously supplemented.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "TAXABLE FIXED INCOME MANAGEMENT TEAM" FOUND ON PAGE 77 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Brian L. Stine, CFA                        Mr. Stine is primarily responsible for fixed income security and portfolio
Senior Portfolio Manager                   research.
Years with the Adviser:  2
Industry experience: 26 years              Prior to joining the Adviser in 2004, Mr. Stine was a senior portfolio manager with Smith Graham & Company.  Mr. Stine had been with Smith Graham
                                           & Company since 1993.

------------------------------------------ ----------------------------------------------------------------------------

Matthew Downing is no longer a member of the Taxable Fixed Income Management Team. The information for Matthew Downing is deleted.








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE